Convertible Promissory Notes (Details) - CAD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 31, 2023	May 31, 2022	May 31, 2024	May 31, 2023
Debt Instrument [Line Items]
Issuance accrued rate		10.00%
Gross proceeds			$ 2,000
Issued convertible promissory notes			6,700	$ 1,035
Proceeds from additional convertible promissory notes			$ 300
Converted common shares (in Shares)	517,532
Investors [Member]
Debt Instrument [Line Items]
Conversion rate			80.00%
Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Issued convertible promissory notes	$ 6,700			$ 1,035
Common Stock [Member]
Debt Instrument [Line Items]
Share value			$ 15,000